Vanguard High-Yield Corporate Fund Investment Risks - Retail Prospectus [Member] - Vanguard High-Yield Corporate Fund	Jan. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit risk, which is the chance that a bond or loan issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Fund because it invests primarily in junk bonds.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk should be high for the Fund because of the high percentage of callable bonds.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate to high for the Fund, so investors should expect the Fund’s monthly income to fluctuate accordingly.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest rate risk, which is the chance that bond or loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. Extension risk should be low to moderate for the Fund.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.